UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ X ]; Amendment Number: 1
     This Amendment   [ X ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stagg Capital Group LLC
Address:  3 Greenwich Office Park
          Greenwich, CT  06831

Form 13F File Number:  028-12288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Stagg
Title: Managing Member
Phone: (203) 660-6200

Signature, Place, and Date of Signing:


/s/ Scott Stagg              Greenwich, CT        January 9, 2009
     [Signature]             [City, State]              [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $3,350 (in thousands)

List of Other Included Managers:


* Mr. Scott Stagg is the investment manager of Stagg Capital Group LLC and Stagg Capital Partners LLC which have investment discretion over the investment portfolios reported herein.

                                        Mkt Value  SH/Prn   SH/ PUT/ Investment  Other   Voting Authority
Name Of Issuer Title of Class   CUSIP    x$1,000     Amt    Prn CALL Discretion Managers       Sole       Shared None
IPCS INC       COMMON NEW     44980Y305     1,803    80,971 SH         SHARED                  80,971
NEPHROS INC    COMMON         640671103     1,547 3,682,705 SH         SHARED               3,682,705
                                            3,350